PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

On March 31, 2025 and December 31, 2024, property and equipment consisted of the following:

	March 31, 2025	December 31, 2024
Manufacturing equipment	$340,009	$340,009
Drones and related equipment	129,537	115,423
Software library	10,000	10,000
Furniture, fixtures and office equipment	11,463	7,329

Less accumulated depreciation	(176,906)	(157,880)
Total	314,103	314,881

For the three months ended March 31, 2025, depreciation expense amounted to $19,026. For the three months ended March 31, 2024, depreciation expense amounted to $15,443.

NOTE 6 – PROPERTY AND EQUIPMENT

On December 31, 2024 and 2023, property and equipment consisted of the following:

	December 31,
	2024	2023
Manufacturing equipment	$340,009	$340,009
Drones and related equipment	115,423	61,622
Software library	10,000	-
Furniture, fixtures and office equipment	7,329	7,329
	472,761	408,960
Less accumulated depreciation	(157,880)	(88,032)

Total	$314,881	$320,928

For the year ended December 31, 2024 and 2023, depreciation expense amounted to $69,848 and $58,076, respectively.